Operating Segments - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Revenue from external customers		$ 367,526	$ 376,918
Interest revenue		142	506
Revenue		367,668	377,424
Adjusted EBITDA		103,967	113,230
US Acquiring
Segment Reporting Information [Line Items]
Revenue from external customers		169,143	153,340
Interest revenue		1	1
Revenue		169,144	153,341
Adjusted EBITDA		47,242	39,257
Digital Commerce
Segment Reporting Information [Line Items]
Revenue from external customers		198,383	223,578
Interest revenue		141	505
Revenue		198,524	224,083
Adjusted EBITDA		75,795	91,514
Corporate Segment
Segment Reporting Information [Line Items]
Revenue from external customers	[1]	0	0
Interest revenue	[1]	0	0
Revenue	[1]	0	0
Adjusted EBITDA	[1]	$ (19,070)	$ (17,541)

[1]	Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.